EQUITY ISSUANCES	3 Months Ended	12 Months Ended
	May. 31, 2015	Feb. 28, 2015
Equity [Abstract]
EQUITY ISSUANCES

Issuances of common stock for services

During the three months ended May 31, 2014, the Company issued 3,334 shares of common stock to a consultant for services that vested immediately. The fair value of the shares amounted to $67,500 on the grant date. This transaction was recorded as a pre-paid expense of which $33,750 was expensed during the three months ended May 31, 2014.

During the three months ended May 31, 2015, the Company issued an aggregate of 21,334 shares of common stock to consultants for services that vested immediately. The fair value of the shares amounted to $133,406 on the grant dates, which was recognized into general and administrative expense during the three months ended May 31, 2015.

Settlement

On April 1, 2015, the Company entered into a settlement agreement to settle a dispute with two affiliated security holders in which the Company paid $150,000, in exchange for the cancellation of all Company securities held by such parties, which included an aggregate of 10,728 shares of common stock, 1,667 common stock purchase warrants with an exercise price of $31.50 and 5,001 common stock purchase warrants with an exercise price of $22.50 Additionally, the Company reimbursed $3,000 of legal expenses to the two affiliated security holders. The Company recorded the fair value of the instruments as a reduction of equity as equity instruments were cancelled and recognized a settlement expense of $38,437 for the excess of the amount paid over the fair value of the cancelled equity instruments.

Series B preferred stock financing – the Series B Private Placement

The Company entered into an amended and restated securities purchase agreement (the “A&R Series B Purchase Agreement”) on March 27, 2015 and March 31, 2015 with a number of new and existing accredited investors (collectively, the “Series B Investors”) pursuant to which it sold $2,130,750 of Series B Preferred Stock convertible into common stock at $8.25 per share in a private placement (the “Series B Private Placement”).  In addition, pursuant to the A&R Series B Purchase Agreement, the Company issued series A warrants (the “Series A Warrants”) to purchase up to 193,708 shares of common stock at an initial exercise price per share of $10.50 to the Series B Investors. The Series A Warrants expire on March 31, 2020.

Pursuant to the closings of the Series B Private Placements in March 2015, the Company issued 387.4088 shares of Series B Preferred Stock convertible into 258,281 shares of common stock and Series A Warrants to purchase 193,708 shares of common stock for an aggregate purchase price of $2,130,750, of which $18,000 represents the exchange of stock-based compensation to a consultant that was to be settled in the form of shares of common stock and was settled is Series B Preferred Stock and Series A Warrants. As a result of the exchange, the Company recorded an additional $12,695 of stock-based compensation.

In connection with the March 2015 closings of the Series B Private Placement, the placement agents were paid a total cash fee of $147,451 including expense allowances and reimbursements, and were issued an aggregate of 20,668 Series A Warrants. On the grant dates, the fair value of the placement agent warrants amounted to $158,441 and was recorded as a stock issuance cost. Net proceeds amounted to $1,945,244 after deducting offering expenses to be paid in cash, including the placement agent fees and legal fees and other expenses.

Accounting for the Series B Preferred Stock

The Company determined the Series B Preferred Stock should be classified as equity as it is not mandatorily redeemable, and there are no unconditional obligations in that (1) the Company must or may settle in a variable number of its equity shares and (2) the monetary value is predominantly (a) fixed, (b) varying with something other than the fair value of the Company’s equity shares or (c) varying inversely in relation to the Company’s equity shares.

Because the Series B Preferred Stock contain certain embedded features that could affect the ultimate settlement of the Series B Preferred Stock, the Company analyzed the instrument for embedded derivatives that require bifurcation. The Company’s analysis began with determining whether the Series B Preferred Stock is more akin to equity or debt.  The Company evaluated the following criteria/features in this determination: redemption, voting rights, collateral requirements, covenant provisions, creditor and liquidation rights, dividends, conversion rights and exchange rights. The Company determined that the preponderance of evidence suggests the Series B Preferred Stock was more akin to equity than to debt when evaluating the economic characteristics and risks of the entire Series B Preferred Stock, including the embedded features. The Company then evaluated the embedded features to determine whether their economic characteristics and risks were clearly and closely related to the economic characteristics and risks of the Series B Preferred Stock. Since, the Series B Preferred Stock was determined to be more akin to equity than debt, and the underlying that causes the value of the embedded features to fluctuate would be the value of the Company’s common stock, the embedded features were considered clearly and closely related to the Series B Preferred Stock. As a result, the embedded features would not need to be bifurcated from the Series B Preferred Stock.

Any beneficial conversion features, related to the exercise of the Most Favored Nation exchange right or the application of the Mandatory Conversion provision, would be recognized upon the occurrence of the contingent events based on its intrinsic value at the commitment date.

Accounting for the Series A Warrants

The Company concluded the freestanding Series A Warrants were indexed to the Company’s common stock and should be classified in stockholder’s equity, based on their relative fair value.

Allocation of Proceeds of the Series B Private Placement on March 27 and 31, 2015

The $2,130,750 proceeds from the Series B Private Placement on March 27 and 31, 2015 were allocated to the Series B Preferred Stock and Series A Warrant instruments based on their relative fair values.

The Series B Preferred Stock was valued on an as-if-converted basis based on the underlying common stock.  The Series A Warrants were valued using the Black-Scholes model with the following weighted-average input at the time of issuance: expected term of 5.0 years based on their contractual life, volatility of 125% based on the Company’s historical volatility and risk free rate of 1.4% based on the rate of the 5-years U.S. treasury bill.

After allocation of the proceeds, the effective conversion price of the Series B Preferred Stock was determined to be beneficial and, as a result, the Company recorded a non-cash deemed dividend of $1,067,491 equal to the intrinsic value of the beneficial conversion feature.

The Series B Registration Rights Agreement

In connection with the closing of the Series B Private Placement, the Company entered into an amended and restated registration rights agreement (the “A&R Series B Registration Rights Agreement”) with the Series B Investors, in which the Company agreed to file a registration statement (the “Registration Statement”) with the Securities and Exchange Commission ("SEC") to register for resale the shares of common stock underlying the Series B Preferred Stock, the Series A Warrants and the Series B Warrants within 30 calendar days of the final closing date of March 31, 2015 (the “Filing Date”), and to have the registration statement declared effective within 120 calendar days of the Filing Date.

If the Registration Statement has not been filed with the SEC on or before the Filing Date, the Company shall, on the business day immediately following the Filing Date, and each 15th day thereafter, make a payment to the Series B Investors as partial liquidated damages for such delay (together, the “Late Registration Payments”) equal to 2.0% of the purchase price paid for the Series B Preferred Stock then owned by the Series B Investors for the initial 15 day period and 1.0% of the purchase price for each subsequent 15 day period until the Registration Statement is filed with the SEC.  Late Registration Payments will be prorated on a daily basis during each 15 day period and will be paid to the Series B Investors by wire transfer or check within five business days after the end of each 15 day period following the Filing Date.

The Company filed the Registration Statement on Form S-1 with the SEC on April 10, 2015, and as a result no penalty was incurred.

Issuances of common stock for services

During the year ended February 28, 2014, the Company issued 10,201 shares of common stock to members of its scientific advisory board and clinical advisory board vesting upon the listing of the Company’s common stock on a national exchange and achieving certain levels of trading. The Company will measure the fair value of the shares when vesting becomes probable. As of February 28, 2015, the Company has not recognized any expense in connection with these shares.

During the year ended February 28, 2014, the Company issued 10,000 shares of common stock to a member of its Board of Directors vesting upon the earlier of the Company achieving $5,000,000 in gross sales or a change in control. The Company valued the shares for a total fair value of $375,000 on the grant date. During the year ended February 28, 2015, the Board accelerated vesting of these shares, as well as the vesting of 6,667 restricted shares issued in May 2012 to two members of the board of directors that would have vested upon the listing of the Company’s share of common stock on a national securities exchange.  Prior to the modification, the Company had not recognized any stock compensation expense in connection with these shares as their vesting had not yet become probable. As a result of the modification, the Company recognized $192,500 in general and administrative expenses, representing the fair value of these shares on the modification date.

During the year ended February 28, 2014, the Company issued 7,467 shares of common stock to an advisor and a consultant for services that vested immediately. The aggregate grant-date fair value of the shares amounted to $284,200 and was recognized as expense during the year ended February 28, 2014. $187,500 was allocated to research and development expenses and $96,700 was allocated to general and administrative expenses.

During the year ended February 28, 2014, the Company issued 800 shares of common stock to a consultant as settlement of an obligation. The fair value of the shares amounted to $15,000.

During the year ended February 28, 2015, the Company issued 3,334 shares of common stock to a consultant. The fair value of the shares amounted to $67,500 on the grant date, which was recognized into general and administrative expense during the year ended February 28, 2015.

During the year ended February 28, 2015, the Company issued 16,667 shares of common stock to a consultant for services to be provided over a six-month period and that vested immediately. The fair value of the shares amounted to $285,025 on the grant date. During the year ended February 28, 2015, the Company and the consultant signed a termination agreement whereby each party agreed to terminate all rights and obligations and the consultant agreed to relinquish and cancel the 16,667 shares of common stock. The Company determined that the services were not performed and all stock-based compensation related to these shares was reversed out during the year ended February 28, 2015.

During the year ended February 28, 2015, the Company issued 31,500 shares of common stock to members of its Board of Directors that vested immediately. The fair value of the shares amounted to $386,575 on the grant date and was recorded in general and administrative expenses during the year ended February 28, 2015.

During the year ended February 28, 2015, the Company issued 12,987 shares of common stock to members of its Board of Directors that will vest on October 14, 2015. The fair value of the shares amounted to $150,000 on the grant date, of which $56,557 was recorded in general and administrative expenses during the year ended February 28, 2015.

During the year ended February 28, 2015, the Company entered into an agreement with a consultant, whereby it shall pay $6,000 per month in immediately vested shares of the Company’s common stock, with the number of shares to be determined based on the closing price on the last trading date of each month.  Under the agreement, the Company issued 3,837 shares of common stock. The fair value of the shares amounted to $31,076 on the issuance date, of which $30,000 was in general and administrative expenses and $1,076 was recorded in other expenses. As of February 28, 2015, the Company was obligated to issue shares for equivalent amount of $12,000.

During the year ended February 28, 2015, the Company issued 1,334 shares of common stock to a member of management that vest upon the Company’s common stock being listed on a national stock exchange such as the NASDAQ, New York Stock Exchange or NYSE MKT. The fair value of the shares amounted to $15,400 on the grant date. However, as of February 28, 2015, the Company has not recognized any stock compensation expense in connection with these shares and expects to recognize the compensation expense when vesting becomes probable, which has not yet occurred.

 Purchase agreement with Lincoln Park Capital Fund, LLC

During the year ended February 28, 2015, the Company entered into a purchase agreement (the “LPC Purchase Agreement”), together with a registration rights agreement (the “LPC Registration Rights Agreement”), with Lincoln Park Capital Fund, LLC (“LPC”).

Under the terms and subject to the conditions of the LPC Purchase Agreement, we have the right to sell to and LPC is obligated to purchase up to $10 million in shares of our common stock subject to certain limitations, from time to time, over the 24-month period commencing on the date that a registration statement, which the Company agreed to file with the Securities and Exchange Commission (the “SEC”) pursuant to the LPC Registration Rights Agreement, is declared effective by the SEC and a final prospectus in connection therewith is filed. We may direct LPC, at its sole discretion and subject to certain conditions, to purchase up to 2,000 shares of common stock on any business day, provided that at least one business day has passed since the most recent purchase, increasing to up to 6,667 shares, depending upon the closing sale price of the common stock (such purchases, “Regular Purchases”). However, in no event shall a Regular Purchase be more than $500,000. The purchase price of shares of common stock related to the future funding will be based on the prevailing market prices of such shares at the time of sales, but in no event will shares be sold to LPC on a day the common stock closing price is less than the floor price as set forth in the LPC Purchase Agreement. In addition, we may direct LPC to purchase additional amounts as accelerated purchases if on the date of a Regular Purchase the closing sale price of the common stock is not below the threshold price as set forth in the LPC Purchase Agreement.  In connection with the LPC Purchase Agreement, the Company issued 13,334 shares of common stock to LPC as a fee, and may issue up to 26,667 additional shares of common stock pro rata only if and as the $10 million is funded by LPC. The fair value of the13,334 issued shares of common stock amounted to $140,000 on the grant date, which was recorded as a stock-based compensation during the year ended February 28, 2015, as the Company did not expect to close an offering with LPC within ninety days of the issuance of these shares.

The LPC Purchase Agreement and the LPC Registration Rights Agreement contain customary representations, warranties, agreements and conditions to completing future sale transactions, indemnification rights and obligations of the parties. The LPC Registration Rights Agreement does not contain any obligation for the Company to make payments to LPC if a registration statement has not been filed with the SEC.  We have the right to terminate the LPC Purchase Agreement at any time, at no cost or penalty. Actual sales of shares of common stock to LPC under the LPC Purchase Agreement will depend on a variety of factors to be determined by us from time to time, including, among others, market conditions, the trading price of the common stock and determinations by us as to the appropriate sources of funding for us and our operations. There are no trading volume requirements or restrictions under the LPC Purchase Agreement. LPC has no right to require any sales by us, but is obligated to make purchases from us as it directs in accordance with the LPC Purchase Agreement. LPC has covenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of our shares.

The net proceeds under the LPC Purchase Agreement to us will depend on the frequency and prices at which we sell shares of our common stock to LPC. We expect that any proceeds received by us from such sales to LPC under the LPC Purchase Agreement will be used for general corporate purposes and working capital requirements.

As of February 28, 2015, the Company did not file the registration statement in connection with the LPC Registration Rights Agreement, and have not directed any sales of common stock pursuant to the LPC Purchase Agreement.

Common stock financing – the Qualified Financing

During the year ended February 28, 2015, the Company issued 314,269 shares of common stock and 500,000 shares of Series A Convertible Preferred Stock to certain accredited investors that entered into a securities purchase agreement (the “Qualified Financing Purchase Agreement”) whereby the Company received aggregate gross proceeds of $5,735,427, of which $4,092,427 represents the automatic conversion of outstanding convertible promissory notes with principal amounts totaling $3,357,000 and related interest amounts as referenced in Note 9 below (the “Qualified Financing”). The net proceeds from this transaction amounted to $1,643,000. Included in the net proceeds is the receipt of $100,000 from an investor that was concurrently paid $100,000 for due diligence and legal fees by the Company. Approximately $1,000,000 of these proceeds was generated from the sale of marketable securities transferred to the Company by an investor (see Note 11).

During the year ended February 28, 2015, the Company completed a second closing under the Qualified Financing Purchase Agreement whereby the Company issued 12,546 shares of common stock for an aggregate purchase price of $207,000.

Series A preferred stock financing – the October 2014 Private Placement

During the year ended February 28, 2015, the Company issued 374,257 shares of Series A Convertible Preferred Stock to a certain accredited investors that entered into a securities purchase agreement in exchange for the transfer to the Company of 1,069,305 freely tradable shares of common stock of Quantum Materials Corp. (QTMM), a public reporting company whose shares of common stock are eligible for quotation on the OTCQB (the “October 2014 Private Placement”).  We recorded the issuance of the Series A Convertible Preferred Stock in connection with the October 2014 Private Placement based on the fair value of the consideration received, which amounted to $256,633. The shares of QTMM were sold by the Company, generating approximately $214,000 of proceeds (see Note 11).

Series B preferred stock financing – the Series B Private Placement

On December 31, 2014, the Company entered into a securities purchase agreement (the “Series B Purchase Agreement”) with a number of new and existing accredited investors (collectively, the “Series B Investors”) pursuant to which it may sell up to $3,492,500 of Series B Preferred Stock convertible into common stock at $8.25 per share in a private placement (the “Series B Private Placement”).  In addition, pursuant to the Series B Purchase Agreement, the Company shall issue series A warrants (the “Series A Warrants”) to purchase up to 317,500 shares of common stock at an initial exercise price per share of $10.50 and issued series B warrants (the “Series B Warrants”) to purchase 30,334 shares of common stock at an initial exercise price per share of $8.25 to the Series B Investors who purchased a minimum of $500,000 of Series B Preferred Stock on or before December 31, 2014.  The Series A Warrants and Series B Warrants expire on March 31, 2020.

Pursuant to the initial closing of the Series B Private Placement on December 31, 2014, the Company issued 228.6363 shares of Series B Preferred Stock convertible into 152,426 shares of common stock, Series A Warrants to purchase 114,319 shares of common stock and Series B Warrants to purchase 30,334 shares of common stock for an aggregate purchase price of $1,257,500, of which $65,000 was paid through the conversion of short-term outstanding indebtedness (See Note 10) and $25,000 was paid through the exchange of accrued liabilities due to certain members of our Board of Directors.

The Series B Purchase Agreement provided that we may raise up to an additional $2,235,000 in the Series B Private Placement at any time through March 31, 2015.

In connection with the December 31, 2014 closing of the Series B Private Placement, the placement agent was paid a cash fee of $105,080, including expense allowance, and was issued an aggregate of 9,710 Series A Warrants. On the grant date, the fair value of the placement agent warrants was $46,592, which was recorded as a stock issuance cost. Net proceeds amounted to $1,132,584 after deducting offering expenses to be paid in cash, including the placement agent fees and legal fees.

Accounting for the Series B Preferred Stock

The Company determined the Series B Preferred Stock should be classified as equity as it is not mandatorily redeemable, and there are no unconditional obligations in that (1) the Company must or may settle in a variable number of its equity shares and (2) the monetary value is predominantly (a) fixed, (b) varying with something other than the fair value of the Company’s equity shares or (c) varying inversely in relation to the Company’s equity shares.

Because the Series B Preferred Stock contain certain embedded features that could affect the ultimate settlement of the Series B Preferred Stock, the Company analyzed the instrument for embedded derivatives that require bifurcation. The Company’s analysis began with determining whether the Series B Preferred Stock is more akin to equity or debt.  The Company evaluated the following criteria/features in this determination: redemption, voting rights, collateral requirements, covenant provisions, creditor and liquidation rights, dividends, conversion rights and exchange rights. The Company determined that the preponderance of evidence suggests the Series B Preferred Stock was more akin to equity than to debt when evaluating the economic characteristics and risks of the entire Series B Preferred Stock, including the embedded features. The Company then evaluated the embedded features to determine whether their economic characteristics and risks were clearly and closely related to the economic characteristics and risks of the Series B Preferred. Since, the Series B Preferred Stock was determined to be more akin to equity than debt, and the underlying that causes the value of the embedded features to fluctuate would be the value of the Company’s Common Stock, the embedded features were considered clearly and closely related to the Series B Preferred Stock. As a result, the embedded features would not need to be bifurcated from the Series B Preferred Stock.

Any beneficial conversion features, related to the exercise of the Most Favored Nation exchange right or the application of the Mandatory Conversion provision, would be recognized upon the occurrence of the contingent events based on its intrinsic value at the commitment date.

Accounting for the Series B Warrants

The Series B Warrants issued in the Series B Private Placement contain an adjustment clause affecting the exercise price of the Series B Warrants, which may be reduced if the Company issues shares of Common Stock or convertible securities at a price below the then-current exercise price of the Series B Warrants. As a result, we determined that the Series B Warrants were not indexed to the Company’s Common Stock and therefore should be recorded as a derivative liability, based on their fair value at the time of issuance. The fair value of Series B Warrants will be re-measured at each reporting period, and any resultant changes in fair value will be recorded in the Company’s Consolidated Statement of Operations.

Accounting for the Series A Warrants

The Company concluded the freestanding Series A Warrants were indexed to the Company’s Common Stock and should be classified in stockholder’s equity, based on their relative fair value.

Allocation of Proceeds of the Series B Private Placement

The $1,257,500 proceeds of the Series B Private Placement were allocated first to the Series B Warrants based on their fair value, and then to the Series B Preferred Stock and Series A Warrant instruments based on their relative fair values. A Monte Carlo simulation approach was used to determine the fair value of the Series B Warrants at issuance, which was $154,700 (see Note 13 for inputs to the Monte Carlo simulation). The remaining proceeds of $1,102,800 were then allocated between the Series B Preferred Stock and the Series A Warrants, based on the relative fair value.

The Series B Preferred Stocks were valued on an as-if-converted basis based on the underlying Common Stock.  The Series A Warrants were valued using the Black-Scholes model with the following input at the time of issuance: expected term of 5.25 years based on their contractual life, volatility of 123% based on the Company’s historical volatility and risk free rate of 1.65% based on the rate of the 5-years U.S. treasury bill.

After allocation of the proceeds, the effective conversion price of the Series B Preferred Stock was determined to be beneficial and, as a result, the Company recorded a deemed dividend of $225,296 equal to the intrinsic value of the beneficial conversion feature.

The Series B Registration Rights Agreement

In connection with the closing of the Series B Private Placement, the Company entered into a registration rights agreement (the “Series B Registration Rights Agreement”) with the Series B Investors, in which the Company agreed to file a registration statement (the “Registration Statement”) with the Securities and Exchange Commission ("SEC") to register for resale the shares of common stock underlying the Series B Preferred Stock, the Series A Warrants and the Series B Warrants within 30 calendar days of the final closing date of March 31, 2015 (the “Filing Date”), and to have the registration statement declared effective within 120 calendar days of the Filing Date.

If the Registration Statement has not been filed with the SEC on or before the Filing Date, the Company shall, on the business day immediately following the Filing Date, and each 15th day thereafter, make a payment to the Series B Investors as partial liquidated damages for such delay (together, the “Late Registration Payments”) equal to 2.0% of the purchase price paid for the Series B Preferred Stock then owned by the Series B Investors for the initial 15 day period and 1.0% of the purchase price for each subsequent 15 day period until the Registration Statement is filed with the SEC.  Late Registration Payments will be prorated on a daily basis during each 15 day period and will be paid to the Series B Investors by wire transfer or check within five business days after the end of each 15 day period following the Filing Date.